Commitments and Contingencies (Summary of Future Minimum Payments under Noncancelable Operating Leases) (Details) - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014
Operating leases
Remaining three months of fiscal year 2015	$ 178
2015		$ 689
2016	682	674
2017	643	616
2018	618	560
2019	682	624
Total minimum lease payments	$ 2,803	$ 3,163